SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Schedule of Short-Term Debt
	December 31,
	2011	2012
Short-term bank borrowings (a)	$64,013,835	$14,089,777
Long-term bank borrowings - current portion (b)	47,612,246	-
	$111,626,081	$14,089,777

Schedule of Long-Term Debt
	December 31,
	2011	2012
Long-term bank borrowings	$47,612,246	$70,000,000
Less: current portion	(47,612,246)	-
Non-current portion	$-	$70,000,000